INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity securities with readily determinable fair values
Equity securities with readily determinable fair values, Cost	¥ 5,764	¥ 5,583
Equity securities with readily determinable fair values, Gross Unrealized Gains, including foreign exchange adjustment	10,601	7,240
Equity securities with readily determinable fair values, Gross Unrealized Losses, including foreign exchange adjustment	(545)	(1,401)
Equity securities with readily determinable fair values, Fair value	¥ 15,820	¥ 11,422